Note 7 - Share Based Compensation (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 09, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		9,815
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		95,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		130,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 25.08
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years	10 years
The 2017 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				2,137,037
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			343,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 29
The 2017 Omnibus Incentive Plan [Member] | Chief Medical Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			600,000
The 2017 Omnibus Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		9,815	1,141,477
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period			318,700
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 1,635
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		3 years 146 days
The 2017 Omnibus Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares, Ending Balance		441,400	343,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 1,066
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		1 year 237 days
The 2017 Omnibus Incentive Plan [Member] | Nonqualified Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares, Ending Balance		130,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 25.08	$ 29